Cover	Oct. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42750
Entity Registrant Name	NEXMETALS MINING CORP.
Entity Central Index Key	0000795800
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	Suite 3400
Entity Address, Address Line Two	One First Canadian Place
Entity Address, Address Line Three	P.O. Box 130
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1A4
City Area Code	(604)
Local Phone Number	770-4334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NEXM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false